Condensed Consolidated Statements of Changes in Shareholders' Equity		Common Stock [Member] Cayson Acquisition Corp [Member] USD ($) shares	Common Stock [Member] North Water Investment Group Holdings Limited [Member] HKD ($) shares		Additional Paid-in Capital [Member] Cayson Acquisition Corp [Member] USD ($)	Additional Paid-in Capital [Member] North Water Investment Group Holdings Limited [Member] HKD ($)	Additional Paid-in Capital [Member] Mango Financial Group Limited [Member] USD ($)	Additional Paid-in Capital [Member] Mango Financial Group Limited [Member] HKD ($)	Retained Earnings [Member] Cayson Acquisition Corp [Member] USD ($)	Retained Earnings [Member] North Water Investment Group Holdings Limited [Member] HKD ($)	Retained Earnings [Member] Mango Financial Group Limited [Member] USD ($)	Retained Earnings [Member] Mango Financial Group Limited [Member] HKD ($)	Total Shareholders Equity [Member] Cayson Acquisition Corp [Member] USD ($)	Total Shareholders Equity [Member] North Water Investment Group Holdings Limited [Member] HKD ($)	Total Shareholders Equity [Member] Mango Financial Group Limited [Member] USD ($)	Total Shareholders Equity [Member] Mango Financial Group Limited [Member] HKD ($)	Class A Ordinary Shares [Member] Mango Financial Group Limited [Member] USD ($) shares		Class A Ordinary Shares [Member] Mango Financial Group Limited [Member] HKD ($) shares
Balance at Dec. 31, 2022						$ 100,000,000				$ (95,075,192)				$ 4,924,808
Balance, shares at Dec. 31, 2022 | shares	[1]		21,052,632
Net income (loss)										(1,074,799)				(1,074,799)
Capital contribution						30,000,000								30,000,000
Balance at Dec. 31, 2023						130,000,000		$ 129,967,242		(96,149,991)		$ (96,149,991)		33,850,009		$ 33,850,009			$ 32,758
Balance, shares at Dec. 31, 2023 | shares			21,052,632	[1]													42,105,264	[2]	42,105,264	[2]
Net income (loss)												4,507,888				4,507,888
Capital reduction								(23,000,000)								(23,000,000)
Balance at Jun. 30, 2024		$ 183			$ 156,817			106,967,242	$ (59,919)			(91,642,103)	$ 97,081			15,357,897			$ 32,758
Balance, shares at Jun. 30, 2024 | shares		1,825,000															42,105,264	[2]	42,105,264	[2]
Balance at Dec. 31, 2023						130,000,000		129,967,242		(96,149,991)		(96,149,991)		33,850,009		33,850,009			$ 32,758
Balance, shares at Dec. 31, 2023 | shares			21,052,632	[1]													42,105,264	[2]	42,105,264	[2]
Net income (loss)										3,347,275				3,347,275
Capital reduction						(30,000,001)								(30,000,001)
Balance at Dec. 31, 2024		$ 183				99,999,999		99,967,241	(1,542,300)	(92,802,716)		(92,802,716)	(1,542,117)	7,197,283		7,197,283			$ 32,758
Balance, shares at Dec. 31, 2024 | shares		1,830,000	21,052,632	[1]													42,105,264	[2]	42,105,264	[2]
Balance at May. 26, 2024
Balance, shares at May. 26, 2024 | shares
Net income (loss)									(59,919)				(59,919)
Ordinary shares issued to Sponsor		$ 173			24,827								25,000
Ordinary shares issued to Sponsor, shares | shares		1,725,000
Shares Issued to EBC		$ 10			131,990								132,000
Shares Issued to EBC, shares | shares		100,000
Balance at Jun. 30, 2024		$ 183			156,817			106,967,242	(59,919)			(91,642,103)	97,081			15,357,897			$ 32,758
Balance, shares at Jun. 30, 2024 | shares		1,825,000															42,105,264	[2]	42,105,264	[2]
Balance at May. 26, 2024
Balance, shares at May. 26, 2024 | shares
Balance at Sep. 30, 2024		$ 206							(1,413,164)				(1,412,958)
Balance, shares at Sep. 30, 2024 | shares		2,055,000
Balance at May. 26, 2024
Balance, shares at May. 26, 2024 | shares
Subsequent measurement of common stock subject to possible redemption					(23)				(752,056)				(752,079)
Net income (loss)									475,489				475,489
Ordinary shares issued to Sponsor		$ 173			24,827								25,000
Ordinary shares issued to Sponsor, shares | shares		1,725,000
Shares Issued to EBC		$ 10			131,990								132,000
Shares Issued to EBC, shares | shares		100,000
Proceeds from sale of public units		$ 600			59,999,400								60,000,000
Proceeds from sale of public units, shares | shares		6,000,000
Proceeds from sale of 230,000 private units		$ 23			2,299,977								2,300,000
Proceeds from sale of private units, shares | shares		230,000
Allocation of offering costs to ordinary shares subject to possible redemption					(3,722,527)								(3,722,527)
Initial classification of ordinary shares subject to redemption to temporary equity		$ (600)			(59,279,400)								(59,280,000)
Initial classification of ordinary shares subject to redemption to temporary equity, shares | shares		(6,000,000)
Allocation of offering costs to ordinary shares subject to redemption					3,974,257								3,974,257
Accretion of additional paid in capital to accumulated deficit					(3,428,524)				(1,265,733)				(4,694,257)
Forfeiture of ordinary shares		$ (23)			23
Forfeiture of ordinary shares, shares | shares		(225,000)
Balance at Dec. 31, 2024		$ 183				99,999,999		99,967,241	(1,542,300)	(92,802,716)		(92,802,716)	(1,542,117)	7,197,283		7,197,283			$ 32,758
Balance, shares at Dec. 31, 2024 | shares		1,830,000	21,052,632	[1]													42,105,264	[2]	42,105,264	[2]
Balance at Jun. 30, 2024		$ 183			156,817			106,967,242	(59,919)			(91,642,103)	97,081			15,357,897			$ 32,758
Balance, shares at Jun. 30, 2024 | shares		1,825,000															42,105,264	[2]	42,105,264	[2]
Subsequent measurement of common stock subject to possible redemption									(56,234)				(56,234)
Net income (loss)									(31,278)				(31,278)
Proceeds from sale of public units		$ 600			59,999,400								60,000,000
Proceeds from sale of public units, shares | shares		6,000,000
Proceeds from sale of 230,000 private units		$ 23			2,299,977								2,300,000
Proceeds from sale of private units, shares | shares		230,000
Allocation of offering costs to ordinary shares subject to possible redemption					(3,722,527)								(3,722,527)
Initial classification of ordinary shares subject to redemption to temporary equity		$ (600)			(59,279,400)								(59,280,000)
Initial classification of ordinary shares subject to redemption to temporary equity, shares | shares		(6,000,000)
Allocation of offering costs to ordinary shares subject to redemption					3,974,257								3,974,257
Accretion of additional paid in capital to accumulated deficit					(3,428,524)				(1,265,733)				(4,694,257)
Balance at Sep. 30, 2024		$ 206							(1,413,164)				(1,412,958)
Balance, shares at Sep. 30, 2024 | shares		2,055,000
Balance at Dec. 31, 2024		$ 183				99,999,999		99,967,241	(1,542,300)	(92,802,716)		(92,802,716)	(1,542,117)	7,197,283		7,197,283			$ 32,758
Balance, shares at Dec. 31, 2024 | shares		1,830,000	21,052,632	[1]													42,105,264	[2]	42,105,264	[2]
Subsequent measurement of common stock subject to possible redemption									(636,174)				(636,174)
Net income (loss)									404,677				404,677
Balance at Mar. 31, 2025		$ 183							(1,773,797)				(1,773,614)
Balance, shares at Mar. 31, 2025 | shares		1,830,000
Balance at Dec. 31, 2024		$ 183				99,999,999		99,967,241	(1,542,300)	(92,802,716)		(92,802,716)	(1,542,117)	7,197,283		7,197,283			$ 32,758
Balance, shares at Dec. 31, 2024 | shares		1,830,000	21,052,632	[1]													42,105,264	[2]	42,105,264	[2]
Net income (loss)												3,892,810				3,892,810
Capital contribution								10,000,000								10,000,000
Balance at Jun. 30, 2025		$ 183			154,377		$ 14,062,308	109,967,241	(2,030,252)		$ (11,369,555)	(88,909,906)	(1,875,692)		$ 2,696,942	21,090,093	$ 4,189		$ 32,758
Balance, shares at Jun. 30, 2025 | shares		1,830,000															42,105,264	[2]	42,105,264	[2]
Balance at Dec. 31, 2024		$ 183				$ 99,999,999		99,967,241	(1,542,300)	$ (92,802,716)		(92,802,716)	(1,542,117)	$ 7,197,283		7,197,283			$ 32,758
Balance, shares at Dec. 31, 2024 | shares		1,830,000	21,052,632	[1]													42,105,264	[2]	42,105,264	[2]
Balance at Sep. 30, 2025		$ 183							(2,581,960)				(2,581,777)
Balance, shares at Sep. 30, 2025 | shares		1,830,000
Balance at Mar. 31, 2025		$ 183							(1,773,797)				(1,773,614)
Balance, shares at Mar. 31, 2025 | shares		1,830,000
Subsequent measurement of common stock subject to possible redemption									(640,013)				(640,013)
Net income (loss)									383,558				383,558
Contribution of transaction cost					154,377								154,377
Balance at Jun. 30, 2025		$ 183			154,377		$ 14,062,308	$ 109,967,241	(2,030,252)		$ (11,369,555)	$ (88,909,906)	(1,875,692)		$ 2,696,942	$ 21,090,093	$ 4,189		$ 32,758
Balance, shares at Jun. 30, 2025 | shares		1,830,000															42,105,264	[2]	42,105,264	[2]
Subsequent measurement of common stock subject to possible redemption					(280,725)				(367,314)				(648,039)
Net income (loss)									415,606				415,606
Contribution of transaction cost					126,348								126,348
Extension funds attributable to ordinary shares subject to redemption									(600,000)				(600,000)
Balance at Sep. 30, 2025		$ 183							$ (2,581,960)				$ (2,581,777)
Balance, shares at Sep. 30, 2025 | shares		1,830,000

[1]	Retroactively
[2]	Retroactively restated for effect of share reorganization (see Note 1)